INCOME TAXES - Reconciliation of Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income before income taxes	$ 4,010	$ 1,374	$ 2,166
Federal and provincial statutory tax rate	23.00%	23.00%	23.00%
Expected income tax expense	$ 922	$ 316	$ 498
Income tax differential related to regulated operations	(260)	(174)	(139)
Foreign income tax rate differentials	(174)	(271)	(230)
Income from non-controlling interests and equity investments	(56)	(54)	(70)
Valuation allowance (release)	197	199	(8)
Non-taxable capital (gains) and losses	196	173	0
Mexico foreign exchange exposure	132	9	10
Impact of Mexico inflationary adjustments	1	24	32
Settlement of Mexico prior years' income tax assessments	0	196	0
U.S. minimum tax	(14)	96	0
Non-deductible goodwill impairment	0	91	0
Other	(2)	(16)	27
Income Tax Expense	$ 942	$ 589	$ 120